Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Limited Term California Municipal Fund))	0 Months Ended
Nov. 28, 2012
Class A
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.06%
Total Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%
Class B
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.26%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.80%
Class C
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.09%
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.63%
Class Y
Operating Expenses:
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.07%
Interest and Related Expenses from Inverse Floaters	0.02%
Other Expenses	0.06%
Total Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.60%